Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Unaudited Pro Forma Information Presents Consolidated Results of Operations

The following unaudited pro forma information presents consolidated results of operations for the year ended December 31, 2012 and 2011 as if the acquisitions of Singer and Turret on March 14, 2011 and December 9, 2011, respectively, had occurred on January 1, 2011:

	Pro Forma
	Year Ended December 31,
	2012	2011
	(In millions)
Net sales	$4,024.7	$4,866.8
Net income (loss) attributable to Ryerson Holding Corporation	47.1	(23.1)

Singer Steel Company [Member]
Summary of Estimated Fair Values of Assets Acquired and Liabilities

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date. The Company used a third-party valuation firm to estimate the fair values of the property, plant and equipment and intangible assets. Inventory was valued by the Company using acquisition date fair values of the metals.

At March 14, 2011
(In millions)
Cash	$0.3
Restricted cash	6.5
Accounts receivable	7.3
Inventory	16.3
Property, plant, and equipment	8.2
Intangible assets	4.3
Other assets	0.2

Total identifiable assets acquired	43.1

Current liabilities	11.4
Deferred tax liabilities	2.3

Total liabilities assumed	13.7

Net identifiable assets acquired	29.4
Bargain purchase	(5.8)

Net assets acquired	$23.6

Turret Steel [Member]
Summary of Estimated Fair Values of Assets Acquired and Liabilities

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date. The Company used a third-party valuation firm to estimate the fair values of the property, plant and equipment and intangible assets. Inventory was valued by the Company using acquisition date fair values of the metals.

At December 9, 2011
(In millions)
Cash	$1.8
Accounts receivable	12.0
Inventory	26.7
Property, plant, and equipment	2.9
Intangible assets	45.1
Goodwill	25.1
Other assets	1.2

Total identifiable assets acquired	114.8

Current liabilities	17.5
Deferred tax liabilities	18.5

Total liabilities assumed	36.0

Net assets acquired	$78.8